Risk Management - Schedule of BRL Interest Rate (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Scenario 1 [Member]
Schedule of BRL Interest Rate [Line Items]
Interest rate portfolio	R$ 349	R$ 2,925
Price index/inflation rate portfolio	4,572	4,444
Scenario 2 [Member]
Schedule of BRL Interest Rate [Line Items]
Interest rate portfolio	1,658	13,888
Price index/inflation rate portfolio	12,885	12,527
Scenario 3 [Member]
Schedule of BRL Interest Rate [Line Items]
Interest rate portfolio	2,112	17,690
Price index/inflation rate portfolio	R$ 18,828	R$ 18,304